Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

NOTE 13: — COMMITMENTS AND CONTINGENT LIABILITIES

a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2023. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2020
3/31/2021	$1,664
3/31/2022	767
3/31/2023	235
$2,666

Total rent expenses were $1,875, $2,905 and $2,966 for the years ended March 31, 2020, 2019 and 2018, respectively.

Effective April 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective method.  The adoption of ASU 2016-02 does not have a material impact on our financial position or results of operations. Prior period amounts were not adjusted and continue to be reported in accordance with ASC 840.

b.	Royalty commitments:

The Company is committed to pay royalties at the rate of 3.0% to 3.5% to the government of Israel through the Authority on proceeds from the sale of products in which the government participates in the research and development by way of grants.  The obligation to pay these royalties is contingent on actual sales of the products and, in the absence of such sales, no payment is required.  The commitment is on a product by product basis, in an amount not exceeding the total of the grants received by the Company, including interest accrued thereon, and is linked to the U.S. dollar.  Grants are subject to interest at a rate of LIBOR (cost of borrowing funds in U.S. dollars).  As of March 31, 2020 and 2019, the aggregate contingent liability to the Authority was $12,950 and $12,697, respectively.

Royalty payments to the Authority were $0, $89 and $100 for the years ended March 31, 2020, 2019 and 2018, respectively.

c.	Legal proceedings:

From time to time, we are a party to routine litigation incidental to our business, including patent litigation resulting from our use of the patent challenge procedures set forth in the Hatch Waxman Act, product liability litigations, and employment litigations, none of which, individually or in the aggregate, are expected to have a material effect on our financial position or profitability.  Other litigation, as disclosed herein, may have a material adverse effect on our financial position or profitability.  The Company records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable.  Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

1.Legal actions commenced by the Company:

Company’s lawsuit related to tax assessment:

In February 2017, after consulting with its tax advisors, the Company filed an appeal pursuant to Section 153 of the Income Tax Ordinance (New Version), 1961 in the Haifa District Court. The appeal challenged the Israel Tax Authority’s (“ITA”) tax assessment for the period of January 1, 2010 through March 31, 2014 in the amount of $40,782 (before interest, linkage and penalties), and denial of an unutilized capital loss in an amount of $74,551 that had been claimed by the Company.

In March 2018, the Company reached a settlement with the ITA, under which the Company paid a reduced tax assessment of $15,000, and the Company was permitted to record the unutilized capital loss, transfer intellectual property from TNA to Taro Israel and Taro Canada and reorganize assets held by our subsidiaries without triggering an Israeli tax event (the “Settlement”). The Settlement finalized all tax disputes between the parties for the tax years 2010 through 2014 as well as related tax issues with respect to the tax years 2015 through 2016, which years were not subject to the disputes.

2.Generic drug industry pricing investigations and related litigation:

On September 8, 2016, Taro U.S.A. received a grand jury subpoena from the United States Department of Justice, Antitrust Division, seeking documents relating to corporate and employee records, generic pharmaceutical products and pricing, communications with competitors and others regarding the sale of generic pharmaceutical products, and certain other related matters.  Taro U.S.A. is in the process of responding to the grand jury subpoena.  Certain current and former officers and employees of Taro U.S.A.’s commercial team have also received related subpoenas.  On February 4, 2020, a former member of Taro U.S.A.’s commercial team was indicted for alleged violations of U.S. antitrust laws.

The Company, Taro U.S.A. and, with respect to a complaint brought by U.S. State Attorneys General (“AG”) and a complaint brought by putative classes of indirect reseller plaintiffs (“IRPs”), a former member of Taro U.S.A.’s commercial team have been named as defendants in numerous putative class action lawsuits and additional lawsuits brought by and/or on behalf of purchasers and payors of several generic pharmaceutical products.  The lawsuits allege that the Company, Taro U.S.A., and/or, in the AG and IRP complaints, the concerned individual, have conspired with competitors to fix prices, rig bids, or allocate customers with respect to Taro U.S.A. products, and also allege an industry-wide conspiracy as to nearly all generic pharmaceutical products.  Each of these cases has been transferred to the United States District Court for the Eastern District of Pennsylvania for coordinated proceedings under the caption In re: Generic Drug Pricing Antitrust Litigation, MDL No. 2724. The Court had sequenced the lawsuits into separate groups for purposes of briefing motions to dismiss. Defendants filed motions to dismiss complaints in the first group. On October 16, 2018, the Court denied the motions with respect to the federal law claims. On February 15, 2019, the Court granted in part and denied in part the motions with respect to the state law claims.  Certain cases are proceeding in discovery.

On May 10, 2018, Taro U.S.A. received a Civil Investigative Demand from the United States Department of Justice pursuant to the False Claims Act seeking information relating to corporate and employee records, generic pharmaceutical products and pricing, communications and/or agreements with competitors and others regarding the sale of generic pharmaceutical products, and certain other related matters.  Taro U.S.A. is in the process of responding to the Civil Investigative Demand.

The Company and two of its former officers are named as defendants in a putative shareholder class action entitled Speakes v. Taro Pharmaceutical Industries, Ltd., filed October 25, 2016, which is now pending in the United States District Court for the Southern District of New York and asserts claims under Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) against all defendants and Section 20(a) of the Exchange Act against the individual defendants.  It generally alleges that the defendants made material misstatements and omissions in connection with an alleged conspiracy to fix drug prices.  On September 24, 2018, the Court granted in part and denied in part the Company’s motion to dismiss.  The case is proceeding with limited discovery.

3.Other matters:

In April 2019, the Company entered into a conditional settlement with the Israeli Ministry of Environmental Protection (the “MoEP”) and submitted it to the Haifa Magistrate’s Court, which approved the settlement in July 2019.  The conditional settlement concerns one current and one former employees’ and the Company's non-compliance with the performance obligations of periodic sampling of emissions from the facility's stacks between 2010 and 2013 as instructed by the Company's business license and the Israeli business license law.  In the settlement, the Company and the concerned individuals undertook to refrain from repeating the described violations for a term of one year commencing on July 2019 and to conditional fines to be imposed in case these violations are repeated.  In exchange, the MoEP agreed to a non-conviction by the court.

In July 2019, the Company received a motion to approve a class action against 30 companies located in Haifa Bay, Israel, including the Company.  The claimant, a civil association in Haifa Bay, claims that the industrial activity of the 30 companies allegedly caused higher percentages of lung cancer among Haifa Bay residents compared to the average in Israel.  At this stage, the claimant seeks to receive district court approval for the motion to approve a class action.  The 30 companies have filed a preliminary response to the court in which they have moved the court to dismiss the motion in light of the requirements of Israeli Class Action Law.

d.	Other:

Payments to pharmacies for Medicaid-covered outpatient prescription drugs are set by the states.  For many multiple source drugs with respect to which FDA has rated at least three drugs as therapeutically equivalent, the amount that states may reimburse pharmacies in the aggregate is subject to a Federal upper limit (FUL) ceiling price.  Health care reform legislation enacted in March 2010 changed the methodology by which the Centers for Medicare & Medicaid Services (CMS) calculates the FULs so that the FUL is based on no less than 175 percent of the weighted-average of the monthly average manufacturer prices (AMPs) reported to the government by manufacturers of each of the therapeutically equivalent multiple source drugs.  In addition, under the Medicaid Drug Rebate Program, manufacturers are required, as a condition of Federal payment for their drugs under Medicaid and Medicare Part B, to pay rebates to state Medicaid programs on drugs dispensed to Medicaid beneficiaries in the state.  The amount of the rebate is calculated for non-innovator multiple source drugs as 13 percent of AMP and for innovator drugs as the lower of 23.1 percent of AMP or AMP minus the best price of the drug.  Both innovator and non-innovator drugs are also subject to an additional rebate if price increases exceed the rate of inflation.

Before implementation of the new FUL methodology on April 1, 2016, CMS used average wholesale price (“AWP”) or Wholesale Acquisition Cost (“WAC”) in the calculation of FULs.  States have also historically used AWP or WAC in setting Medicaid reimbursement rates for drugs.  Effective April 1, 2017, states are now required to use actual acquisition cost as the basis of reimbursement.  Many of the legislative changes noted above stemmed from civil lawsuits being brought by states against pharmaceutical manufacturers in which there were allegations that the defendants overstated AWPs or WACs, which were used by state agencies to calculate drug reimbursements to healthcare providers.

The Collective Bargaining Agreement dated April 6, 2011, as amended and extended by the collective bargaining dated January 5, 2017, among Taro Israel, the Histadrut Trade Union and Taro Israel’s Employees Committee on behalf of Taro’s Israeli employees ended December 31, 2019 (the “Collective Bargaining Agreement”).  The Collective Bargaining Agreement has a term of three years and automatically renews for one-year periods unless notice is provided by a party three months prior to the end of a term.  We received notice and have negotiated a new collective bargaining agreement, which is being drafted by the parties.  The Collective Bargaining Agreement memorializes current employee-employer relations practices of Taro as well as additional rights relating to job security, compensation and other benefits.